Leases	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
LEASES

NOTE 7 – LEASES

The main operating lease expenses include lease of office space and laboratory facilities. The Company’s leases have original lease periods expiring up to 2030. The Company does not assume renewals in determination of the lease term unless the renewals are deemed to be reasonably certain at lease commencement.

The Company determines if an arrangement is or contains a lease at contract inception and recognizes a right of use asset and a lease liability at the lease commencement date.

As of December 31, 2023, the Company has no financing leases.

The information presented within this note excludes discontinued operations. Refer to Note 3, “Discontinued Operations” for further discussion regarding discontinued operations.

The components of lease expense were as follows for the periods presented (in thousands):

	Year ended December 31,
	2023	2022	2021
Operating lease cost	580	586	215
Short-term lease cost	-	20	-
Variable lease cost	52	26	4

Total lease cost	632	632	219

The weighted-average remaining lease term and discount rate related to operating leases were as follows:

	December 31,
	2023	2022
Weighted average remaining lease term	7	8
Weighted average discount rate	8.767%	8.767%

Cash payments related to operating lease liabilities for the years ended December 31, 2023, 2022, and 2021, were USD 620 thousand, USD 604 thousand and USD 228 thousand, respectively.

The maturities of the Company’s operating lease liabilities were as follows (in thousand):

Fiscal years ending December 31,	December 31, 2023
2024	575
2025	575
2026	595
2027	597
2028	597
Thereafter	646

Total undiscounted lease payments	3,585

Less imputed interest	(774)

Total lease liabilities	2,811